Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 27, 2019
Beginning balance, shares at Oct. 27, 2019
Series A Preferred Stock	$ 130					$ 130
Series A Preferred Stock, shares	130,000
Series B Preferred Stock		$ 870				870
Series B Preferred Stock, shares		870,000
Rollover equity at acquisition				1,523,811		1,523,811
Net income (loss)					(408,510)	(408,510)
Ending balance, value at May. 31, 2020	$ 130	$ 870		1,523,811	(408,510)	1,116,301
Ending balance, shares at May. 31, 2020	130,000	870,000
Net income (loss)					(574,137)	(574,137)
Ending balance, value at Aug. 31, 2020	$ 130	$ 870		1,523,811	(982,647)	542,164
Ending balance, shares at Aug. 31, 2020	130,000	870,000
Beginning balance, value at May. 31, 2020	$ 130	$ 870		1,523,811	(408,510)	1,116,301
Beginning balance, shares at May. 31, 2020	130,000	870,000
Net income (loss)						823,046
Ending balance, value at Nov. 30, 2020	$ 130	$ 840	$ 357,830	3,170,273	414,536	3,943,609
Ending balance, shares at Nov. 30, 2020	130,000	840,000	357,829,365
Beginning balance, value at May. 31, 2020	$ 130	$ 870		1,523,811	(408,510)	1,116,301
Beginning balance, shares at May. 31, 2020	130,000	870,000
Issuance of Common Stock for services rendered			$ 28,291	63,375		91,666
Issuance of Common Stock for services rendered, shares			28,291,180
Conversion of Preferred B to Common Stock		$ (30)	$ 196,394	(196,364)
Conversion of Preferred B to Common Stock, shares		(30,000)	196,394,100
Recapitalization upon acquisition - net			$ 133,602	(179,340)		(45,738)
Recapitalization upon acquisition - net, shares			133,601,511
Warrants issued with convertible notes				1,126,497		1,126,497
Beneficial conversion feature of convertible notes				2,540,169		2,540,169
Issuance of Common Stock for the conversion of notes and accrued interest			$ 35,456	28,236		63,692
Issuance of Common Stock for the conversion of notes and accrued interest, shares			35,455,872
Net income (loss)					1,725,497	1,725,497
Ending balance, value at May. 31, 2021	$ 130	$ 840	$ 393,743	4,906,384	1,316,987	6,618,084
Ending balance, shares at May. 31, 2021	130,000	840,000	393,742,663
Beginning balance, value at Aug. 31, 2020	$ 130	$ 870		1,523,811	(982,647)	542,164
Beginning balance, shares at Aug. 31, 2020	130,000	870,000
Issuance of Common Stock for services rendered			$ 27,834	22,166		50,000
Issuance of Common Stock for services rendered, shares			27,833,754
Conversion of Preferred B to Common Stock		$ (30)	$ 196,394	(196,364)
Conversion of Preferred B to Common Stock, shares		(30,000)	196,394,100
Recapitalization upon acquisition - net			$ 133,602	(179,340)		(45,738)
Recapitalization upon acquisition - net, shares			133,601,511
Warrants issued with convertible notes				1,126,497		1,126,497
Beneficial conversion feature of convertible notes				873,503		873,503
Net income (loss)					1,397,183	1,397,183
Ending balance, value at Nov. 30, 2020	$ 130	$ 840	$ 357,830	3,170,273	414,536	3,943,609
Ending balance, shares at Nov. 30, 2020	130,000	840,000	357,829,365
Beginning balance, value at May. 31, 2021	$ 130	$ 840	$ 393,743	4,906,384	1,316,987	6,618,084
Beginning balance, shares at May. 31, 2021	130,000	840,000	393,742,663
Conversion of Preferred B to Common Stock		$ (19)	$ 125,692	(125,673)
Conversion of Preferred B to Common Stock, shares		(19,200)	125,692,224
Issuance of Common Stock for the conversion of notes and accrued interest			$ 83,812	66,746		150,558
Issuance of Common Stock for the conversion of notes and accrued interest, shares			83,811,872
Net income (loss)					2,023,416	2,023,416
Ending balance, value at Aug. 31, 2021	$ 130	$ 821	$ 603,247	4,847,457	3,340,403	8,792,058
Ending balance, shares at Aug. 31, 2021	130,000	820,800	603,246,759
Beginning balance, value at May. 31, 2021	$ 130	$ 840	$ 393,743	4,906,384	1,316,987	6,618,084
Beginning balance, shares at May. 31, 2021	130,000	840,000	393,742,663
Net income (loss)						6,511,641
Ending balance, value at Nov. 30, 2021	$ 130	$ 821	$ 655,782	4,889,295	7,828,628	13,374,656
Ending balance, shares at Nov. 30, 2021	130,000	820,800	655,781,078
Beginning balance, value at Aug. 31, 2021	$ 130	$ 821	$ 603,247	4,847,457	3,340,403	8,792,058
Beginning balance, shares at Aug. 31, 2021	130,000	820,800	603,246,759
Issuance of Common Stock for the conversion of notes and accrued interest			$ 52,534	41,838		94,372
Issuance of Common Stock for the conversion of notes and accrued interest, shares			52,534,319
Net income (loss)					4,488,225	4,488,225
Ending balance, value at Nov. 30, 2021	$ 130	$ 821	$ 655,782	$ 4,889,295	$ 7,828,628	$ 13,374,656
Ending balance, shares at Nov. 30, 2021	130,000	820,800	655,781,078